Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	CHINA SOUTHERN AIRLINES COMPANY LIMITED
Entity Central Index Key	0001041668
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Document Annual Report	true
Entity Address, Country	CN
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Title of 12(g) Security	Ordinary H Shares of par valueRMB1.00 per sharerepresented by AmericanDepositary Shares
Entity Incorporation, State or Country Code	F4
ICFR Auditor Attestation Flag	true
Entity Address, Address Line One	68 QI XIN ROAD
Entity Address, City or Town	GUANGZHOU
Entity File Number	001-14660
Entity Address, Postal Zip Code	510403
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Guangzhou, China
No Trading Symbol Flag	true
Amendment Description	China Southern Airlines Company Limited (the “Company”) is filing this Amendment No. 1 (this “Amendment No. 1” or “Form 20-F/A”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2022, as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 27, 2023 (the “Original Annual Report”), to address certain comments from the Staff of the SEC in relation to the Original Annual Report. Accordingly, the Company is restating in their entirety the following sections of the Original Annual Report: (1) “Part II - Item 16I. Disclosure Regarding Foreign Jurisdictions That Prevent Inspections” and (2) “Part III - Item 19. Exhibits” in this Amendment No. 1. This Amendment No. 1 speaks as of the date of the Original Annual Report. Other than as set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate in any way the financial statements or any other item contained in the Original Annual Report as originally filed with the SEC (including the cover page hereto). As a result, this Amendment No. 1 does not reflect any events that may have occurred after the filing of the Original Annual Report on April 27, 2023. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Annual Report and the Company’s other filings with, and reports furnished to, the SEC subsequent to April 27, 2023. As required by Rule 12b-15 of the Securities Exchange Act of 1934, as amended, new certifications required under Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as exhibits to this Amendment No. 1.
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Contact Personnel Name	Mr. Chen Weihua
Contact Personnel Email Address	ir@csair.com
Contact Personnel Fax Number	86 20 86659040
Entity Address, Address Line One	68 QI XIN ROAD
Entity Address, City or Town	GUANGZHOU
City Area Code	86 20
Local Phone Number	86112480
Entity Address, Postal Zip Code	510403
A Shares (par value RMB1.00 per share) [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,476,895,402
H Shares (par value RMB1.00 per share) [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,643,997,308